Related Parties	12 Months Ended
Dec. 31, 2021
Related Parties
Related Parties
11     Related Parties

The main balances with the related party are shown below:

	Assets (liabilities) December 31, 2021	Assets (liabilities) December 31, 2020
Assets.	8,463,312	6,220,626
Cash and cash equivalents	372,151	242,391
Financial investments	839,427	384,027
Accounts receivable	171,779	17,573
On lending of accounts receivable	7,079,955	5,576,635
Liabilities	(22,308,966)	(18,495,855)
Accounts payable	(18,858,043)	(17,474,617)
other payables	-	30,120
Loans and borrowings	(3,450,923)	(1,051,358)
Total	(13,845,654)	(12,275,229)

	Revenue (expenses) December 31, 2021	Revenue (expenses) December 31, 2020
Finance income, net	32,693	18,434
Revenue from services (1)	1,038,017	623,500
Selling, General and Administrative expenses	(22,959)	(4,323)
Total	1,047,751	637,611

(1) This line includes the amounts recognized as revenue from contractual remuneration arising from the contract signed with Santander Brazil in the first semester of 2021. See note 13.

Banco Santander (Brasil) S.A. - Related Party - On April 16, 2021, Santander Brazil and Getnet established a commercial partnership with each other, within the national territory, for the purpose of offering certain financial and payment services and solutions to their respective customers ("Partnership"). Among the services object of the Partnership, we highlight the anticipation of receivables for the benefit of commercial establishments, whose operations may be conducted and made feasible by Santander Brazil and/or Getnet, subject to the terms of the Partnership. Also within the scope of the Partnership, Santander Brazil will promote the distribution of certain services and products offered by Getnet to its customer base, in addition to providing funding to the credit operations to be conducted by Getnet and/or its subsidiaries. Getnet, in return, will take care of the origination of credit operations and leads for Santander Brazil, through the capture and indication of potential customers who have an interest in contracting credit operations and/or certain services offered by Santander Brazil.

Of the total amount of interest on equity, as of December 31, 2021, R$ 178,697 refers to the amounts payable to the controlling shareholders, as detailed in note 12.

Compensation of key management personnel

The Annual Shareholders’ Meeting held on February 24, 2021, approved an overall annual compensation of Getnet’s management (Executive Director’s and Executive Committee members) totaling up to R$23,500. The total expense paid to the key management personnel through December 31, 2021 was R$29,386 (December 31, 2020: R$17,306 and 2019: 17,139).

	12/31/2021	12/31/2020	12/31/2020
Fixed compensation	8,123	9,960	7,033
Variable compensation	6,379	2,204	3,032
Total short-term benefits	14,502	12,164	10,065
Variable compensation – Units	10,632	3,673	5,053
Variable compensation – Cash	4,253	1,469	2,021
Total long-term benefits	14,884	5,142	7,074
Total	29,386	17,306	17,139

Getnet has a variable remuneration plan for its key executives which is paid in (i) units of Santander Brazil shares (SANB11), described in the table above as “Variable compensation – Units” and (ii) in cash, described in the table above as “Variable compensation – Cash”, in the form of a retained bonus as part of the executive retention program. The retained bonus amount is fixed in Brazilian reais where 50% will be paid in cash and 50% in units which are purchased at market value and delivered to the executive’ s broker account. The amount equivalent to 60% of the bonus is paid in cash after the closing of the fiscal year of acquisition and the remaining 40% is paid in three annual installments. Additionally, Getnet has long-term compensation programs, linked to performance based on the achievement of goals.

The amount of expenses recognized in the profit or loss statement in December 31, 2021, December 31, 2020 and December 31, 2019 is R$21,263, R$7,346 and R$10,106, respectively.

Accounting policy

The amount earned by the key executives during the year are reported in Selling, General and Administrative expenses in the Consolidated Statement of Income.

The provision regarding the retained bonus is recorded at cost, as the amount in cash and in Units is a fixed amount in Brazilians reais. The number of units will be based on the market value of the Santander Brazil ‘units at the date it is transferred to the key executives.

The amount regarding the retained bonuses is recorded in Other liabilities in the Balance Sheet. In case the key executive resigns prior the bonus schedule agreed, the equivalent amount is not paid, and equivalent provision is recorded as a credit in specific Selling, General and Administrative expenses. After the provision for the year is recorded in Other liabilities, no change in the provision related to individual or Company performance.